LEASES - Lease obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities included in the statement of financial position
Current lease obligation	$ 14,693	$ 1,914
Non-current lease obligation	102,135
Total lease obligations	$ 116,828